Post-employment benefits - Disclosure of Position of Post-Employment Benefit Plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Fair value of plan assets	€ (10,078)	€ (9,173)
Post-employment defined benefit plan
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	13,405	13,362
Fair value of plan assets	(10,078)	(9,172)
Deficit in the plan	3,327	4,190
Experience adjustments on defined benefit obligation	€ (131)	€ 1,102